Income Tax - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Tax Expense [Line Items]
Entity consolidated applicable weighted average statutory rate	3.38%	1.95%	10.47%
ARGENTINA
Disclosure Of Income Tax Expense [Line Items]
Applicable tax rate	30.00%	30.00%	30.00%
ARGENTINA | Bottom of range [member]
Disclosure Of Income Tax Expense [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
ARGENTINA | Top of range [member]
Disclosure Of Income Tax Expense [Line Items]
Applicable tax rate	30.00%	30.00%	30.00%
CHINA
Disclosure Of Income Tax Expense [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
ISRAEL
Disclosure Of Income Tax Expense [Line Items]
Applicable tax rate	23.00%	23.00%	23.00%
SPAIN
Disclosure Of Income Tax Expense [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
UNITED STATES
Disclosure Of Income Tax Expense [Line Items]
Applicable tax rate	21.00%	21.00%	21.00%
URUGUAY
Disclosure Of Income Tax Expense [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
VIRGIN ISLANDS, BRITISH
Disclosure Of Income Tax Expense [Line Items]
Applicable tax rate	0.00%
Concentration of risk percentage of group activity	88.00%	93.00%	65.00%